Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
20.
FINANCIAL INSTRUMENTS
a.
Fair value of financial instruments not measured at fair value

The Company believes that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values.

b.
Fair value of financial instruments measured at fair value on a recurring basis
1)
Fair value hierarchy

December 31, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Money Market Fund	$30,445,339	$—	$—	$30,445,339
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$90,213	$90,213

June 30, 2023

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$704,851	$704,851
Derivative financial liabilities – Tranche 1B Warrants	$—	$—	$14,758	$14,758
Derivative financial liabilities – Tranche 2B Warrants	$—	$—	$1,469,800	$1,469,800
Total	$—	$—	$2,189,409	$2,189,409

The following three levels of inputs are used to measure the fair value presented above:

Level 1 — Quoted prices in active markets for identical assets and liabilities.

Level 2 — Significant other observable inputs.

Level 3 — Significant unobservable inputs.

There was no transfer between Levels 1, 2 and 3 in the current and prior periods.

2)
Valuation techniques and inputs applied for Level 3 fair value measurement

The fair values of warrants are determined using option pricing models where the significant unobservable input is historical volatility. An increase in the historical volatility used in isolation would result in an increase in the fair value.

	Valuation Methodology	Remaining Contractual Life (years)		Historical Volatility
		December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	Binomial Tree	8.53	8.03	132.9%	128.6%
Derivative financial liabilities – Tranche 1B Warrants	Monte Carlo	—	0.18	—	57.5%
Derivative financial liabilities – Tranche 2B Warrants	Monte Carlo	—	1.08 - 1.67	—	83.4% - 91.3%

c.
Categories of financial instruments

	December 31,	June 30,
	2022	2023
Financial assets
Financial assets at fair value through profit or loss
Money market fund	$30,445,339	$—
Financial assets at amortized cost (1)	$27,490,152	$53,970,737

Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$90,213	$704,851
Derivative financial liabilities – Tranche 1B Warrants	$—	$14,758
Derivative financial liabilities – Tranche 2B Warrants	$—	$1,469,800
	$90,213	$2,189,409
Financial liabilities at amortized cost (2)	$41,922,924	$46,098,591

Equity instruments
Equity instruments
Pre-Funded Warrants	$—	$8,262,698
Tranche 1A Warrants	$—	$1,539,117
Tranche 2A Warrants	$—	$2,173,285
	$—	$11,975,100

1)
The balances include financial assets at amortized cost, which comprise of cash and cash equivalents, trade receivable and refundable deposits.
2)
The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.
d.
Financial risk management objectives and policies

The Company’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Company. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. To minimize the effect of financial risks, the Company devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.

1)
Market risk

The Company’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).

a)
Foreign currency risk

The Company had foreign currency transactions, which exposed the Company to foreign currency risk.

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2022
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,312,357	0.7461	$1,725,279
AUD	A	$2,616,802	0.6820	$1,784,606

Financial liabilities
Monetary items
SGD	S	$16,298,191	0.7461	$12,160,288

	June 30, 2023
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$1,707,639	0.7329	$1,251,462
AUD	A	$1,463,565	0.6642	$972,042

Financial liabilities
Monetary items
SGD	S	$16,649,298	0.7329	$12,201,621

Sensitivity analysis

The Company is mainly exposed to the Singapore Dollar.

The following table details the Company’s sensitivity to a 5% decrease in the U.S. dollar against the relevant foreign currency. The rate of 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items. A negative number below indicates an increase in pre-tax loss where the U.S. dollar weakens 5% against the relevant currency. For a 5% strengthening of the U.S. dollar against the relevant currency, there would be an equal and opposite impact on pre-tax loss.

	For the six months ended June 30
	2022	2023
Profit or loss*
SGD	$(499,773)	$(547,508)
AUD	$—	$41,451

* This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.

b)
Interest rate risk

The Company is exposed to interest rate risk because entities in the Company borrowed funds at fixed baseline interest plus floating interest rates.

The sensitivity analysis below is determined based on the Company’s exposure to interest rates for fixed rate borrowings at the end of the reporting period and is prepared assuming that the amounts of liabilities outstanding at the end of the reporting period are outstanding for the whole year. A 100-basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 100 basis points higher and all other variables were held constant, the Company’s pre-tax loss for the six months ended June 30, 2022, and 2023 would have increased by $364,200 and $378,589, respectively.

2)
Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Company. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.

3)
Liquidity risk

The Company manages liquidity risk by monitoring and maintaining a level of cash and cash equivalents that are deemed adequate to finance the Company’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of long-term borrowings and ensures compliance with repayment conditions.

As the Company is in the research and development phase, the Company will be seeking future funding based on the requirements of its business operations. The Company is able to exercise discretion and flexibility to deploy its capital resources in the process of the research and development activities according to the schedule of fund raising. The Company intends to explore various means of fundraising to meet its funding requirements to carry out the business operations, such as the issuance of its ordinary shares sponsoring ADS. The Company may also use other means of financing such as out licensing to generate revenue and cash. Management believes that it currently has plans and opportunities in place which will allow it to fund and meet its operating expenses and capital expenditure requirements and meet its obligations for at least the next twelve months from June 30, 2023.

On February 24, 2023, the Company entered into a Unit Purchase Agreement (the “Purchase Agreement”) with fund entities affiliated with BVF Partners L.P. (collectively, “BVF”) private placement. The Private Placement became effective on February 27, 2023 (the “Closing”), subject to customary closing conditions. The Company received gross proceeds of $20.0 million from the Private Placement, and is expected to raise an additional $80.0 million in gross proceeds to the Company if all Tranche Warrants are fully-exercised. Please refer to Note 13 for details.